Schedule of the Error Correction (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development expense	$ 1,400,564	$ 1,045,177	$ 2,632,387	$ 2,806,644	$ 3,517,093	$ 1,047,385
General and administrative expense	$ 328,995	$ 265,553	$ 963,642	730,186	$ 1,046,854	473,714
Net Loss				3,536,830
Previously Reported [Member]
Research and development expense				3,084,488		1,148,712
General and administrative expense				452,342		538,796
Net Loss				3,536,830
Revision of Prior Period, Reclassification, Adjustment [Member]
Research and development expense				(277,844)		(101,327)
General and administrative expense				277,844		$ (65,082)
Net Loss